Short-Term Loans (Details) - Schedule of Short-Term Loan from Third Parties - USD ($)		Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan			$ 291,208
Lender A [Member]
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan	[1]		261,208
Lender B [Member]
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan	[2]		30,000
Previously Reported [Member]
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan			$ 291,208	$ 291,208
Previously Reported [Member] | Lender A [Member]
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan	[1]			261,208
Previously Reported [Member] | Lender B [Member]
Schedule of Short-Term Loan from Third Parties [Line Items]
Total short-term loan	[2]			$ 30,000

[1]	On December 30, 2020, the Company entered into a loan agreement with a third-party lender. The agreement allows the Company to draw up to $600,000 and is non-interest bearing. The Company’s imputed interest is immaterial. During the years ended June 30, 2024 and 2023, the Company neither drew money from the lender, nor made any repayment.
[2]	On November 11, 2019, the Company entered into a loan agreement for an amount of $50,000 with a third-party lender. This loan is non-interest bearing. The Company’s imputed interest is immaterial. This loan had an original due date in February 2020 and automatically converted into a due on demand term thereafter. During the years ended June 30, 2024 and 2023, the Company neither drew money from the lender, nor made any repayment.